Acquired Intangible Assets, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 13, 2016	Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 11,112	$ 11,165		$ 116,973
Future amortization expenses for 2019	11,107
Future amortization expenses for 2020	11,107
Future amortization expenses for 2021	11,107
Future amortization expenses for 2022	11,107
Future amortization expenses for 2023 and thereafter	$ 40,726
Loss from impairment of intangible assets		291,817	$ 1,111,149		$ 250,360
Disposal of intangible assets		$ 291,817